Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common stock, $1 par value	Capital in excess of par value	Retained earnings	Treasury stock, at cost	Accumulated other comprehensive loss
Beginning balance at Dec. 29, 2018	$ 955.1	$ 124.1	$ 872.0	$ 2,864.9	$ (2,223.9)	$ (682.0)
Increase (Decrease) in Stockholders' Equity
Net income	303.6			303.6
Other comprehensive income (loss), net of tax	333.9					333.9
Repurchase of 925,425, 792,997 and 2,222,937 shares for treasury for the years ended 2021, 2020 and 2019, respectively	(237.7)				(237.7)
Issuance of 257,189, 389,102 and 665,380 shares under stock-based compensation plans for the years ended 2021, 2020 and 2019, respectively	16.4		2.0	(13.6)	28.0
Contribution of 123,015, 188,229 and 200,742 shares to 401(k) Plan for the years ended 2021, 2020 and 2019, respectively	22.4			13.9	8.5
Dividends of $2.66, $2.36 and $2.26 per share for the years ended 2021, 2020 and 2019, respectively	(189.7)			(189.7)
Ending balance at Dec. 28, 2019	1,204.0	124.1	874.0	2,979.1	(2,425.1)	(348.1)
Increase (Decrease) in Stockholders' Equity
Net income	555.9			555.9
Other comprehensive income (loss), net of tax	(1.5)					(1.5)
Repurchase of 925,425, 792,997 and 2,222,937 shares for treasury for the years ended 2021, 2020 and 2019, respectively	(104.3)				(104.3)
Issuance of 257,189, 389,102 and 665,380 shares under stock-based compensation plans for the years ended 2021, 2020 and 2019, respectively	4.9		(11.9)	(3.4)	20.2
Contribution of 123,015, 188,229 and 200,742 shares to 401(k) Plan for the years ended 2021, 2020 and 2019, respectively	22.7			14.5	8.2
Dividends of $2.66, $2.36 and $2.26 per share for the years ended 2021, 2020 and 2019, respectively	(196.8)			(196.8)
Ending balance at Jan. 02, 2021	1,484.9	124.1	862.1	3,349.3	(2,501.0)	(349.6)
Increase (Decrease) in Stockholders' Equity
Net income	740.1			740.1
Other comprehensive income (loss), net of tax	66.7					66.7
Repurchase of 925,425, 792,997 and 2,222,937 shares for treasury for the years ended 2021, 2020 and 2019, respectively	(180.9)				(180.9)
Issuance of 257,189, 389,102 and 665,380 shares under stock-based compensation plans for the years ended 2021, 2020 and 2019, respectively	9.6		0.2	(7.2)	16.6
Contribution of 123,015, 188,229 and 200,742 shares to 401(k) Plan for the years ended 2021, 2020 and 2019, respectively	24.6			19.1	5.5
Dividends of $2.66, $2.36 and $2.26 per share for the years ended 2021, 2020 and 2019, respectively	(220.6)			(220.6)
Ending balance at Jan. 01, 2022	$ 1,924.4	$ 124.1	$ 862.3	$ 3,880.7	$ (2,659.8)	$ (282.9)